Related Party Transactions (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued expenses - related party	$ (19,931)	$ (261,801)	$ (21,931)
Accounts receivable - related party	45,430		160,590
TBG Holdings Corp. [Member]
Accounts payable and accrued expenses - related party		(241,870)
Accounts receivable - related party	45,430		160,590
R3 Accounting LLC [Member]
Accounts payable and accrued expenses - related party	$ (19,931)	$ (19,931)	$ (21,931)